OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of Other Liabilities in Statement of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jul. 03, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) in the statement of financial position	$ 573,834	$ 673,453
Present value of obligations
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) in the statement of financial position	1,456,677	1,975,462		$ 405,018
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) in the statement of financial position	(1,032,356)	(1,525,330)		$ 0
Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) in the statement of financial position	$ 149,513	$ 223,321	$ 169,700